INCOME TAXES	12 Months Ended
Dec. 31, 2021
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
INCOME TAXES	INCOME TAXES
A.    Amounts recognized in consolidated statement of profit or loss

In thousands of USD	December 31, 2021	December 31, 2020	December 31, 2019
Current tax
Current year	(4,028)	(2,506)	(329)
Other taxes	—	(494)	(6)
True up adjustments for taxes for prior years	(210)	25,280	8,019
Total current tax income	(4,238)	22,280	7,684

Deferred tax
True up adjustments for taxes for prior years	1,164	1,095	—
Relating to origination and reversal of temporary differences	(586)	(2,954)	73
Relating to changes in tax rates	(3,855)	—	—
Total deferred tax	(3,277)	(1,859)	73
Total tax income recognized in consolidated statement of profit or loss	(7,515)	20,421	7,757
B.    Movements in deferred tax balances

In thousands of USD	December 31, 2021	December 31, 2020
At January 1,	(1,983)	182
Deferred tax (expense)/income	(3,277)	(1,859)
Additions through business combinations	—	(64)
Foreign exchange differences	(34)	(242)
At December 31,	(5,294)	(1,983)
C.    Breakdown of net deferred tax balance

In thousands of USD	December 31, 2021	December 31, 2020
RDEC	5,353	—
Tax losses	31,002	17,441
Other differences	515	248
Tangible and Intangible fixed assets	(42,164)	(19,672)
Net deferred tax	(5,294)	(1,983)

D.    Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not sufficiently certain at this stage, the amount of future taxable profit that will be available against which the Group can use the benefits therefrom.

In thousands of USD	December 31, 2021	December 31, 2020
Tax losses	129,164	37,079
Share options	—	171
Tangible and Intangible fixed assets	—	1,219
Other temporary differences	2,201	2,404
Total	131,365	40,873

E.    Tax losses carried forward

	December 31, 2021		December 31, 2020		December 31, 2019
In thousands of USD	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	518,255	129,164	186,472	37,079	67,177	11,445
Tax losses for which no deferred tax asset was recognized and expire as follows:

In thousands of USD	December 31, 2021	December 31, 2020	December 31, 2019
Expiry before 2038	29,230	26,117	8,348
No expiry	489,025	160,355	149,993

F.    Reconciliation of effective tax rate

In thousands of USD	December 31, 2021	December 31, 2021	December 31, 2020	December 31, 2020	December 31, 2019	December 31, 2019
Loss before tax from continuing operations		(1,296,866)		(115,868)		(61,598)
Tax rate using the Company’s domestic tax rate	24.94%	(323,438)	24.94%	(28,897)	24.94%	(15,363)
Effect of tax rates in foreign jurisdictions	(1.04%)	13,452	(4.17%)	4,829	(5.97%)	3,675
Effects of other tax reliefs	0.09%	(1,138)	—%	—	—%	—
Non-deductible expenses	(23.38%)	303,143	(2.70%)	3,128	(0.31%)	193
Tax exempt income/tax incentives	3.46%	(44,866)	0.85%	(981)	0.03%	(18)
Current year losses for which no deferred tax asset is recognized	(4.64%)	60,143	(23.46%)	27,179	(19.10%)	11,767
True up adjustments for taxes for prior years*	0.07%	(953)	22.76%	(26,373)	13.02%	(8,019)
Tax rate changes	(0.30%)	3,924	—%	—	—%	—
Deferred tax asset recognized on prior year intercompany profit elimination	0.21%	(2,775)	—%	—	—%	—
Other domestic taxes	—%	23	(0.60%)	694	(0.01%)	8
Income tax income	(0.58)%	7,515	17.62%	(20,421)	12.59%	(7,757)
*True up adjustment for taxes for prior years relate to changes in estimates to UK R&D claims for prior periods, which were calculated and submitted in 2020.

G.    Changes in tax rates

An increase in the UK corporation rate from 19% to 25% (effective April 1, 2023) was substantively enacted on 24 May 2021. This will increase the Group's future current tax charges accordingly. The deferred tax balances at December 31, 2021 have been calculated based on these rates, reflecting the expected timing of reversal of the related temporary differences.